Document And Entity Information	3 Months Ended
Jun. 30, 2018
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Entity Registrant Name	Bionik Laboratories Corp.
Entity Central Index Key	0001508381
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true